Goodwill (Details) - Schedule of gross amount and accumulated impairment losses ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2018 and 2019	¥ 153,114
Accumulated impairment loss as of December 31, 2018 and 2019	(43,245)
Net as of December 31, 2018	109,869	$ 15,782	¥ 109,869
Net as of December 31, 2019	109,869	$ 15,782	¥ 109,869
Agency Segment [Member]
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2018 and 2019	131,977
Accumulated impairment loss as of December 31, 2018 and 2019	(22,108)
Net as of December 31, 2018	109,869
Net as of December 31, 2019	109,869
Claims Adjusting Segment [Member]
Goodwill (Details) - Schedule of gross amount and accumulated impairment losses [Line Items]
Gross as of December 31, 2018 and 2019	21,137
Accumulated impairment loss as of December 31, 2018 and 2019	(21,137)
Net as of December 31, 2018
Net as of December 31, 2019